UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620
         Pasadena, CA  91011

13F File Number:  028-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

 /s/ Robert Bender     Pasadena, CA     August 08, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    $126,036 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     1831    58180 SH       SOLE                        0    58180        0
AMERICAN PUBLIC EDUCATION IN   COM              02913V103     2525    56730 SH       SOLE                        0    56730        0
APPLE INC                      COM              037833100     9103    27120 SH       SOLE                        0    27120        0
BAIDU INC                      SPON ADR REP A   056752108     2136    15245 SH       SOLE                        0    15245        0
BJS RESTAURANTS INC            COM              09180C106     5245   100170 SH       SOLE                        0   100170        0
BROADCOM CORP                  CL A             111320107     3396   100957 SH       SOLE                        0   100957        0
CAVIUM NETWORKS INC            COM              14965A101     5323   122125 SH       SOLE                        0   122125        0
CELGENE CORP                   COM              151020104     3263    54097 SH       SOLE                        0    54097        0
CISCO SYS INC                  COM              17275R102     1383    88585 SH       SOLE                        0    88585        0
CLEAN ENERGY FUELS CORP        COM              184499101     1615   122842 SH       SOLE                        0   122842        0
COACH INC                      COM              189754104     4461    69780 SH       SOLE                        0    69780        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     6967    94998 SH       SOLE                        0    94998        0
CREE INC                       COM              225447101     1146    34122 SH       SOLE                        0    34122        0
FIRST SOLAR INC                COM              336433107     2648    20019 SH       SOLE                        0    20019        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     3349    63311 SH       SOLE                        0    63311        0
GENTEX CORP                    COM              371901109      302    10000 SH       SOLE                        0    10000        0
GILEAD SCIENCES INC            COM              375558103     2929    70726 SH       SOLE                        0    70726        0
GOOGLE INC                     CL A             38259P508     3376     6667 SH       SOLE                        0     6667        0
ILLUMINA INC                   COM              452327109     7080    94216 SH       SOLE                        0    94216        0
INTUITIVE SURGICAL INC         COM NEW          46120E602     7029    18889 SH       SOLE                        0    18889        0
LULULEMON ATHLETICA INC        COM              550021109     7594   135830 SH       SOLE                        0   135830        0
LUMBER LIQUIDATORS HLDGS INC   COM              55003T107     3153   124145 SH       SOLE                        0   124145        0
MAKO SURGICAL CORP             COM              560879108      297    10000 SH       SOLE                        0    10000        0
MIPS TECHNOLOGIES INC          COM              604567107      860   124390 SH       SOLE                        0   124390        0
NETAPP INC                     COM              64110D104     5266    99776 SH       SOLE                        0    99776        0
NETFLIX INC                    COM              64110l106      394     1500 SH       SOLE                        0     1500        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107     2632    23561 SH       SOLE                        0    23561        0
NILE THERAPEUTICS              COMMON           654145101       37    47500 SH       SOLE                        0    47500        0
POWER INTEGRATIONS INC         COM              739276103     2721    70808 SH       SOLE                        0    70808        0
QUALCOMM INC                   COM              747525103     3694    65042 SH       SOLE                        0    65042        0
SOUTHWESTERN ENERGY CO         COM              845467109     1697    39575 SH       SOLE                        0    39575        0
STARBUCKS CORP                 COM              855244109     2335    59123 SH       SOLE                        0    59123        0
SUNPOWER CORP                  COM CL A         867652109      557    28837 SH       SOLE                        0    28837        0
TESSERA TECHNOLOGIES INC       COM              88164L100     1118    65245 SH       SOLE                        0    65245        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102     3005    54535 SH       SOLE                        0    54535        0
VERA BRADLEY INC               COM              92335C106     1648    43145 SH       SOLE                        0    43145        0
VISTAPRINT N V                 SHS              N93540107     4495    93932 SH       SOLE                        0    93932        0
VMWARE INC                     CL A COM         928563402     6723    67077 SH       SOLE                        0    67077        0
WALGREEN CO                    COM              931422109      229     5400 SH       SOLE                        0     5400        0
ZUMIEZ INC                     COM              989817101     2474    99084 SH       SOLE                        0    99084        0